Common Stock and Stock-Based Compensation - Summary of Common Stock Award Activity (Detail) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2017	Dec. 25, 2020	Mar. 27, 2020	Mar. 29, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate Intrinsic Value, Outstanding		$ 16,121,000
Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number		400,000	400,000
Granted	400,000
Outstanding, Number			400,000	400,000
Outstanding, Number			400,000
Grant Date Fair Value		$ 101.10	$ 101.10
Grant Date Fair Value			101.10	$ 101.10
Unvested-Grant Date Fair Value			$ 101.10
Weighted Average Remaining Contractual Terms			4 years 6 months 7 days	5 years 6 months 7 days
Unvested-Weighted Average Remaining Contractual Terms			4 years 6 months 7 days
Aggregate Intrinsic Value, Outstanding			$ 40,440,000	$ 40,440,000
Unvested-Aggregate Intrinsic Value, Outstanding			$ 40,440,000
Common Class L
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number		622,470	607,620
Granted	597,400		30,300
Canceled			(15,450)
Outstanding, Number			622,470	607,620
Outstanding, Number			321,840
Grant Date Fair Value		$ 11.43	$ 10.62
Granted			26.93
Canceled			10.03
Grant Date Fair Value			11.43	$ 10.62
Grant Date Fair Value			$ 11.67
Weighted Average Remaining Contractual Terms			1 year 7 months 13 days	2 years 6 months 14 days
Unvested-Weighted Average Remaining Contractual Terms			1 year 8 months 19 days
Aggregate Intrinsic Value, Outstanding			$ 7,115	$ 6,454
Unvested-Aggregate Intrinsic Value, Outstanding			$ 3,757